Financial Instruments - Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities (Detail) - Liquidity risk - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Risks [line items]
Financial liabilities	₺ 127,628,395	₺ 144,151,195
Financial liabilities contractual cash flows	(145,506,441)	(166,149,603)
6 months or less
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(49,182,704)	(48,900,947)
6-12 months
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(28,466,770)	(13,335,895)
1-2 years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(15,441,384)	(41,440,269)
2-5 years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(43,318,153)	(54,860,663)
More than 5 Years
Disclosure of Risks [line items]
Financial liabilities contractual cash flows	(9,097,430)	(7,611,829)
Secured bank loans
Disclosure of Risks [line items]
Financial liabilities	7,822,576	6,820,818
Non-derivative financial liabilities, Contractual cash flows	(9,525,187)	(9,006,197)
Secured bank loans | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(631,143)	(1,656,178)
Secured bank loans | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(616,730)	(630,472)
Secured bank loans | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,209,845)	(1,230,874)
Secured bank loans | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(3,293,947)	(3,401,684)
Secured bank loans | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(3,773,522)	(2,086,989)
Unsecured bank loans
Disclosure of Risks [line items]
Financial liabilities	54,577,537	65,063,445
Non-derivative financial liabilities, Contractual cash flows	(60,072,310)	(71,879,595)
Unsecured bank loans | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(21,423,967)	(19,842,525)
Unsecured bank loans | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(9,172,079)	(10,659,577)
Unsecured bank loans | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(11,050,680)	(16,613,808)
Unsecured bank loans | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(17,781,180)	(24,763,685)
Unsecured bank loans | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(644,404)
Debt securities issued
Disclosure of Risks [line items]
Financial liabilities	37,117,622	46,010,564
Non-derivative financial liabilities, Contractual cash flows	(42,058,710)	(53,874,373)
Debt securities issued | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(4,644,736)	(6,365,080)
Debt securities issued | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(17,490,618)	(1,181,693)
Debt securities issued | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,009,218)	(22,286,903)
Debt securities issued | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(18,914,138)	(24,040,697)
Lease liabilities
Disclosure of Risks [line items]
Financial liabilities	4,822,524	3,504,921
Non-derivative financial liabilities, Contractual cash flows	(8,472,645)	(6,101,031)
Lease liabilities | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,324,092)	(966,971)
Lease liabilities | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,103,511)	(785,877)
Lease liabilities | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(2,074,779)	(1,000,757)
Lease liabilities | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(2,910,862)	(1,865,739)
Lease liabilities | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(1,059,401)	(1,481,687)
Trade and other payables
Disclosure of Risks [line items]
Financial liabilities	20,527,814	19,903,990
Non-derivative financial liabilities, Contractual cash flows	(20,527,814)	(19,903,990)
Trade and other payables | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(20,256,183)	(19,695,803)
Trade and other payables | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(271,632)	(208,187)
Due to related parties
Disclosure of Risks [line items]
Financial liabilities	960,149	852,969
Non-derivative financial liabilities, Contractual cash flows	(960,149)	(852,969)
Due to related parties | 6 months or less
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(950,321)	(797,619)
Due to related parties | 6-12 months
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(9,574)
Due to related parties | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows		(55,350)
Due to related parties | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(253)
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji
Disclosure of Risks [line items]
Financial liabilities	1,304,706	1,482,853
Non-derivative financial liabilities, Contractual cash flows	(3,522,330)	(4,271,293)
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji | 1-2 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows		(21,042)
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji | 2-5 years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(173,859)	(415,285)
Consideration payable in relation to acquisition of Belarusian Telecom and Boyut Enerji | More than 5 Years
Disclosure of Risks [line items]
Non-derivative financial liabilities, Contractual cash flows	(3,348,471)	(3,834,966)
Currency and interest swap contracts
Disclosure of Risks [line items]
Financial liabilities	495,467	511,635
Derivative financial liabilities, Contractual cash flows	(367,296)	(260,155)
Currency and interest swap contracts | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	47,738	423,229
Currency and interest swap contracts | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(74,258)	(78,276)
Currency and interest swap contracts | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(96,862)	(231,535)
Currency and interest swap contracts | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(243,914)	(373,573)
Currency and interest swap contracts buy option
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(4,547,999)	(35,198,892)
Currency and interest swap contracts buy option | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(2,917,288)	(32,233,094)
Currency and interest swap contracts buy option | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(185,693)	(276,745)
Currency and interest swap contracts buy option | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(182,674)	(507,968)
Currency and interest swap contracts buy option | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	(1,262,344)	(2,181,085)
Currency and interest swap contracts sell option
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	4,180,703	34,938,737
Currency and interest swap contracts sell option | 6 months or less
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	2,965,026	32,656,323
Currency and interest swap contracts sell option | 6-12 months
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	111,435	198,469
Currency and interest swap contracts sell option | 1-2 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	85,812	276,433
Currency and interest swap contracts sell option | 2-5 years
Disclosure of Risks [line items]
Derivative financial liabilities, Contractual cash flows	₺ 1,018,430	₺ 1,807,512